FINANCE COSTS—NET	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
FINANCE COSTS—NET
NOTE 7 - FINANCE COSTS - NET

	Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	2022	2021	2022	2021
Interest expense on borrowings (A)	(24)	(26)	(46)	(56)
Interest expense on leases	(3)	(2)	(5)	(5)
Interest cost on pension and other benefits	(2)	(2)	(5)	(4)
Expenses on factoring arrangements	(4)	(2)	(6)	(4)
Net loss on settlement of debt (B)	—	(6)	—	(23)
Realized and unrealized gains / (losses) on debt derivatives at fair value (C)	1	(15)	1	—
Realized and unrealized exchange gains on financing activities - net (C)	—	16	—	—
Other finance expenses	—	(1)	(1)	(1)
Capitalized borrowing costs (D)	—	1	—	1
Finance expenses	(32)	(37)	(62)	(92)
Finance costs - net	(32)	(37)	(62)	(92)
(A)For the six months ended June 30, 2022, interest expense on borrowings included €39 million of interest and €2 million of amortization of arrangement fees related to Constellium SE Senior Notes. For the six months ended June 30, 2021, it included €50 million of interest and €2 million of amortization of arrangement fees related to Constellium SE Senior Notes.
(B)In February 2021, Constellium SE tendered and redeemed its $650 million 6.625% Senior Notes due 2025. The net loss on the settlement of debt included redemption fees of €9 million and the write‐off of the outstanding balance of deferred arrangement fees at the date of redemption for €8 million. In June 2021, Constellium SE redeemed its $400 million 5.750% Senior Notes due 2024. The net loss on the settlement of debt included redemption fees of €3 million and the write‐off of the outstanding balance of deferred arrangement fees at the date of redemption for €3 million.
(C)The Group hedges the dollar exposure, relating to the principal of its Constellium SE U.S. Dollar Senior Notes, for the portion that has not been used to finance directly or indirectly U.S. Dollar functional currency entities. Changes in the fair value of these hedging derivatives are recognized within Finance costs – net in the Interim Income Statement.
(D)Borrowing costs directly attributable to the construction of assets are capitalized. The capitalization rate was 5% for the six months ended June 30, 2022 and 2021.